Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Entity Emerging Growth Company	false
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	F-4
Document Period End Date	Sep. 30, 2018
Amendment Flag	false